Stock Incentive Plans - Schedule of Fair Value of Options Granted (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Schedule of Fair Value of Options Granted [Line Items]
Volatility	75.00%
Minimum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Stock Price (in Dollars per share)	$ 0.66
Expected term (years)	4 years 2 months 12 days
Risk-Free Rate	3.74%
Maximum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Stock Price (in Dollars per share)	$ 1.34
Expected term (years)	5 years
Risk-Free Rate	3.84%